SUBSEQUENT EVENTS (Details Narrative) - USD ($)	Jul. 20, 2025	May 29, 2025	Apr. 06, 2025	Aug. 08, 2024	Jul. 22, 2024	Feb. 22, 2023
Subsequent Event [Line Items]
Number of shares issued				56,342	2,150,000	14,990,000
Shares issued price per share				$ 4.00	$ 4.00	$ 0.001
Gross proceeds from offering				$ 8,825,368
Subsequent Event [Member]
Subsequent Event [Line Items]
Number of shares issued	40,000,000
Shares issued price per share	$ 0.20
Gross proceeds from offering	$ 7,440,000
Prepayment paid for acquisition of subsidiary		$ 1,053,500
Subsequent Event [Member] | Master Services Agreement [Member]
Subsequent Event [Line Items]
Prepayment paid for acquisition for AI program			$ 3,000,000